Investment Objectives and Goals	Jun. 05, 2026
EMERALD BANKING & FINANCE EVOLUTION FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - EMERALD BANKING & FINANCE EVOLUTION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerald Banking & Finance Evolution Fund (the “Fund”) seeks long-term growth through capital appreciation.
Objective, Secondary [Text Block]	Income is a secondary objective.
EMERALD GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - EMERALD GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerald Growth Fund (the “Fund”) seeks long-term growth through capital appreciation.